Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	WILLIAM BLAIR FUNDS
Central Index Key	0000822632
Amendment Flag	false
Document Creation Date	Aug 1, 2013
Document Effective Date	Aug 1, 2013
Prospectus Date	Mar 1, 2013

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	wbf_SupplementTextBlock

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

Class N | William Blair Macro Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wbf_SupplementTextBlock

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

Class I | William Blair Macro Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wbf_SupplementTextBlock

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

Institutional Class | William Blair Macro Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wbf_SupplementTextBlock

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 1, 2013

The disclosure below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund - Summary - Principal Risks of Investing.”

Credit Default Swap Risk.  Credit default swaps are subject to the credit risk of the underlying reference obligation and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Advisor will not properly assess the risk of the underlying reference obligation. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. Credit default swaps may be difficult to value and may have the effect of leverage on the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2013